Cover	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-15128
Entity Registrant Name	UNITED MICROELECTRONICS CORP
Entity Central Index Key	0001033767
Entity Address, Country	TW
Entity Address, Address Line One	No. 3 Li-Hsin Road II, Hsinchu Science Park
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Common Stock, Shares Outstanding	11,724,318,715
Title of 12(b) Security	Common Shares
Trading Symbol	UMC
Security Exchange Name	NYSE